TERM DEBT (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Term Debt, Gross	$ 5,299,706	$ 1,970,160
Additions	4,032,840
Payments	(961,750)
Amortization of Note Discount	19,184
Effect of Currency Translation	239,272
Less current portion	(1,847,675)
Debt, net of current portion	3,452,031
Royal Bank of Canada ("RBC")
Line of Credit Facility [Line Items]
Term Debt, Gross	2,331,105
Additions	2,400,500
Payments	(211,750)
Amortization of Note Discount
Effect of Currency Translation	142,355
BDC Capital Inc. ("BDC")
Line of Credit Facility [Line Items]
Term Debt, Gross	1,729,257
Additions	1,632,340
Payments
Amortization of Note Discount
Effect of Currency Translation	96,917
Silicon Valley Bank ("SVB")
Line of Credit Facility [Line Items]
Term Debt, Gross	1,250,000	2,000,000
Additions
Payments	(750,000)
Amortization of Note Discount
Effect of Currency Translation
Note discount
Line of Credit Facility [Line Items]
Term Debt, Gross	(10,656)	(29,840)
Additions
Payments
Amortization of Note Discount	19,184
Effect of Currency Translation
SVB term loan net
Line of Credit Facility [Line Items]
Term Debt, Gross	1,239,344	1,970,160
Additions
Payments	(750,000)
Amortization of Note Discount	19,184
Effect of Currency Translation